Other Components of Equity - Summary of Movement of Cost of Hedging Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Balance at the beginning	₨ 519,135.8		₨ 598,034.7
Gain/(loss) recognized on cash flow hedges	(82,654.9)	$ (1,090.6)	44,248.7	₨ (25,583.4)
(Gain)/loss reclassified to profit or loss	(8,093.1)	(106.8)	10,201.3	49,160.5
Balance at the end	440,564.6	5,812.7	519,135.8	598,034.7
Of the above balance related to:
Equity	440,564.6		519,135.8	598,034.7
Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member]
Balance at the beginning	(6.1)	(0.1)	(4,428.7)	(2,873.9)
Gain/(loss) recognized on cash flow hedges	1,603.0	21.2	5,791.9	(2,453.4)
Income tax relating to gain/loss recognized on cash flow hedges	(243.3)	(3.2)	(1,169.8)	600.6
(Gain)/loss reclassified to profit or loss	(1,879.4)	(24.8)	(1,254.6)	(942.4)
Income tax relating to gain/loss reclassified to profit or loss	343.6	4.5	181.7	167.0
Amounts removed from hedge reserve and recognized in inventory	1,292.0	17.0	1,077.2	1,324.9
Income tax related to amounts removed from hedge reserve and recognized in inventory	(245.5)	(3.2)	(203.8)	(251.5)
Balance at the end	864.3	11.4	(6.1)	(4,428.7)
Of the above balance related to:
Equity	864.3		(6.1)	(4,428.7)
Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member] | Continued Hedges [Member]
Balance at the beginning	(6.1)		(4,338.6)
Balance at the end	864.3	$ 11.4	(6.1)	(4,338.6)
Of the above balance related to:
Equity	₨ 864.3		(6.1)	(4,338.6)
Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member] | Discontinued Hedges [Member]
Balance at the beginning			₨ (90.1)
Balance at the end				(90.1)
Of the above balance related to:
Equity				₨ (90.1)